Finance Lease Liabilities - Schedule of Future Finance Lease Payments (Details)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2025			$ 190,711
2026	238,473	177,369	146,686
2027	200,085	148,817	116,289
2028	182,094	135,436	98,298
2029	128,072	95,256	46,876
2030	68,013	50,586
Thereafter	75,113	55,867
Total future lease payment	891,850	663,331	598,860
Less: Imputed interest	(99,020)	(73,648)	(51,187)
Present value of finance lease liabilities	792,830	589,683	547,673
Less: Current portion	(199,320)	(148,248)	(168,192)
Long-term potion of finance lease liabilities	$ 593,510	$ 441,435	$ 379,481